Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Non-Current Assets
Schedule of other non-current assets

	As of
	December 31,
	2018	2019
Various guarantees	451	388
Other long-term assets	2,092	1,613
Cash collaterals on swaps	—	22,220
Total	2,543	24,221